Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Revenue [Abstract]
Schedule of cost of revenue
6	COST OF REVENUE

	2021	2020
	USD	USD

Content acquisition and royalty costs	15,739,013	12,600,373
Payment processing and agency fees	6,339,355	6,819,022
Technology infrastructure costs	2,957,199	2,152,996
Amortization of intangible assets (note 14)	711,919	623,276
Online and other costs	239,623	150,854
Barter transaction cost	475,528	-
	26,462,637	22,346,521